Note 9 - Variable Interest Entities (Details) - Financial Information of the Company’s VIEs - Income Statements In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary [Member] CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary [Member] CNY
Variable Interest Entity [Line Items]
Net Revenues		125,961	374,529	1,394,032
Net loss		(3,767)	(4,755)	(245,060)
Net cash generated from (used in) operating activities	30,716	185,945	157,808	491,400	(13,500)	(34,601)	73,425
Net cash (used in) generated from investing activities	(69,264)	(419,308)	234,914	(46,023)	12,041	81,593	(80,473)
Net cash used in financing activities	$ 553	3,350	(86,696)	(129,810)		(38,305)	(105,903)